Income taxes - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Loss before income taxes	$ (86,945)	$ (59,943)	$ (23,481)
Income tax calculated at 13.04%	11,338	7,817	3,062
Unrecognized deferred tax assets during the year	(10,053)	(7,743)	(2,644)
Effect of expenses not deductible	(2,229)	(74)	(592)
Effect of income not taxable	(1,008)	0	0
Other	0	0	(174)
Income taxes	$ 64	$ 0	$ 0